Transactions with Related Parties - Sifnos Shareholders Inc. (Details) $ in Thousands	3 Months Ended			8 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended
	Apr. 05, 2016 USD ($)	Mar. 29, 2016 USD ($)	Mar. 24, 2016 USD ($) shares	Sep. 13, 2016 USD ($) shares	Sep. 21, 2016 USD ($)	Oct. 31, 2016 USD ($)	Oct. 21, 2015 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 30, 2015 USD ($) shares	Dec. 22, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 15, 2016 USD ($)	Nov. 30, 2016 USD ($)
Amount converted								$ 8,750	$ 0			$ 0
Deferred finance costs								124	636
Proceeds from Sale of Equity Method Investments								49,911	0			0
Repayments Of Debt								$ 119,758	782,366			$ 2,008,826
Variable rate basis								LIBOR
Outstanding balance								$ 16,935	$ 218,185
Weighted Average Interest Rate								3.15%	4.98%			6.60%
Repurchase of shares								$ 8,750
Preferred stock
Number of shares exchanged and cancelled | shares								8,333
Amalfi, Galveston and Samatan
Amount tranferred to the new owners						$ 58,619
Number of vessels								3
Ocean Rig
Proceeds from Sale of Equity Method Investments	$ 49,911
Sifnos Shareholders Inc.
Repurchase of shares			$ 8,750
Sifnos Shareholders Inc. | Two Syndicated Loans
Outstanding balance														$ 85,066
Sifnos Shareholders Inc. | Series B Preferred Stock
Number of shares exchanged and cancelled | shares			8,333
Sifnos Shareholders Inc. | Revolving Credit Facility
Principal amount			$ 70,000			75,000		$ 60,000
Loan's tenor								3 years
Amount converted			8,750	$ 8,750		7,500				$ 10,000
First priority mortage								One Panamax dry-bulk carrier
Amount drawn down		$ 28,000			$ 7,825		$ 20,000				$ 10,000
Line of credit facility amount outstanding						69,444
Line of Credit Facility, Increase (Decrease), Net			$ 10,000			$ 5,000
Repayments Of Debt	$ 45,000
Interest rate								4.00%
Variable rate basis								LIBOR
Cash prepayment													$ 33,510
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted | shares			29,166
Preferred Stock, Voting Rights								voting power of 5:1
Preferred Stock converted into Common Stock, Conversion Basis								On a 1:1 basis within 3 months
Sifnos Shareholders Inc. | Revolving Credit Facility | Maximum
Loan To Value Ratio	40.00%
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted | shares										8,333
Preferred Stock, Voting Rights								5 votes
Preferred Stock converted into Common Stock, Conversion Basis								On a one to one basis within three months
Sifnos Shareholders Inc. | Revolving Credit Facility | Series D Preferred Stock
Number of preferred shares converted | shares				29,166
Preferred Stock, Voting Rights								100.000 votes
Sifnos Shareholders Inc. | New Revolving Credit Facility
Principal amount								$ 200,000
Loan's tenor								3 years
Line of credit facility amount outstanding								$ 121,000
Deferred finance costs								$ 4,383
Interest rate								5.50%
Variable rate basis								LIBOR
Debt Instrument Fee								2%
Increase in collateral base								30.00%
Commitment fee								1.00%
Sifnos Shareholders Inc. | Revolving Credit Facility and New Revolving Facility
Line of credit facility amount outstanding								$ 79,000	$ 30,000
Weighted Average Interest Rate								7.24%	8.78%
Sifnos Shareholders Inc. | Before 1-for-8 reverse stock split | Series B Preferred Stock
Number of shares exchanged and cancelled | shares			66,667
Sifnos Shareholders Inc. | Before 1-for-8 reverse stock split | Revolving Credit Facility | Preferred stock
Number of preferred shares converted | shares			233,333
Sifnos Shareholders Inc. | Before 1-for-8 reverse stock split | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted | shares										66,667
Sifnos Shareholders Inc. | Before 1-for-8 reverse stock split | Revolving Credit Facility | Series D Preferred Stock
Number of preferred shares converted | shares				233,333